Property, plant and equipment, land use rights, rights-of-use assets, intangible assets and goodwill- Additional Information (Details) ¥ in Millions	Jun. 30, 2026 CNY (¥)
Disclosure of detailed information about property, plant and equipment [abstract]
Utilized cost related to constructions of buildings	¥ 86